Other Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Reserve [Abstract]
Authorized capital percentage	50.00%
Net profit after tax	10.00%
Statutory surplus reserve